GOODWILL (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Goodwill Abstract
SUMMARY OF CHANGES IN GOODWILL

The following table shows the movements in goodwill:

	2023	2022
	A$	A$
Gross carrying amount:
Balance at beginning of period	4,506,653	-
Acquired through business combination - AffinityDNA (Note 17)	455,240	4,506,653
Balance at end of period	4,961,893	4,506,653

Accumulated impairment:
Balance at beginning of period	-	-
Impairment loss recognized	(1,845,000)	-
Balance at end of period	(1,845,000)	-
Carrying amount at the end of the period	3,116,893	4,506,653

SCHEDULE OF IMPAIRMENT TESTING GOODWILL

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGUs as follows:

	2023	2022
	A$	A$
Net carrying amount at the end of the period:
EasyDNA	2,661,653	4,506,653
AffinityDNA	455,240	-
Goodwill allocation at 30 June	3,116,893	4,506,653

SUMMARY OF ESTIMATES USED IN GOODWILL IMPAIRMENT ASSESSMENT

The estimates below were used in the goodwill impairment assessment for the acquired EasyDNA and AffinityDNA businesses:

	EasyDNA	AffinityDNA
Revenue growth (FY2025 to FY2028)	4.3%	4.5%
Gross margin	47.5%	45.0%
Pre-tax discount rate	22.7%	22.7%
Post-tax discount rate	17%	17%
Growth rate beyond FY2027	4.3%	4.5%